INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Ore in stockpiles	$ 2,856	$ 2,833
Ore on leach pads	591	623
Gold[member]
Disclosure of operating segments [line items]
Ore in stockpiles	2,742	2,678
Ore on leach pads	591	623
Gold[member] | Carlin
Disclosure of operating segments [line items]
Ore in stockpiles	1,029	1,020
Ore on leach pads	179	180
Gold[member] | Pueblo Viejo
Disclosure of operating segments [line items]
Ore in stockpiles	646	649
Gold[member] | Turquoise Ridge
Disclosure of operating segments [line items]
Ore in stockpiles	365	258
Ore on leach pads	39	33
Gold[member] | Loulo Gounkoto
Disclosure of operating segments [line items]
Ore in stockpiles	171	167
Gold[member] | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	133	136
Gold[member] | Cortez
Disclosure of operating segments [line items]
Ore in stockpiles	127	174
Ore on leach pads	58	50
Gold[member] | Lagunas Norte [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	73	73
Ore on leach pads	121	148
Gold[member] | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	58	52
Ore on leach pads	133	123
Gold[member] | Phoenix
Disclosure of operating segments [line items]
Ore in stockpiles	47	39
Ore on leach pads	26	44
Gold[member] | Tongon
Disclosure of operating segments [line items]
Ore in stockpiles	33	29
Gold[member] | Porgera
Disclosure of operating segments [line items]
Ore in stockpiles	30	33
Gold[member] | Buzwagi
Disclosure of operating segments [line items]
Ore in stockpiles	15	47
Gold[member] | Hemlo
Disclosure of operating segments [line items]
Ore in stockpiles	14	1
Gold[member] | Other
Disclosure of operating segments [line items]
Ore in stockpiles	1	0
Gold[member] | Long Canyon
Disclosure of operating segments [line items]
Ore on leach pads	33	43
Gold[member] | Pierina
Disclosure of operating segments [line items]
Ore on leach pads	2	2
Copper
Disclosure of operating segments [line items]
Ore in stockpiles	114	155
Ore on leach pads	0	0
Copper | Lumwana
Disclosure of operating segments [line items]
Ore in stockpiles	$ 114	$ 155